Recoverable taxes - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 3,783,271	R$ 2,108,025
IRPJ and CSLL [member] | Top of range [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Realization of tax credit period	5 years
Tax [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 1,312,990	893,206
Tax [member] | Top of range [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Realization of tax credit period	5 years
PIS and COFINS (State VAT) [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 2,410,736	1,177,513
Subsidiaries Ipiranga Produtos de Petróleo S.A. (“IPP”), Bahiana Distribuidora de Gás Ltda. (“Bahiana”), Cia. Ultragaz, AMPM, Tropical and Iconic Lubrificantes S.A. (“Iconic”) [member] | Tax [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 1,312,990	893,206
Subsidiaries Ipiranga Produtos de Petróleo S.A. (“IPP”), Tropical Transportes Ipiranga Ltda (“Tropical”), AMPM, Iconic and Ultragaz [member] | PIS and COFINS (State VAT) [member] | Top of range [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Realization of tax credit period	5 years
Subsidiaries [member] | Tax [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes reclassified to assets held for sale, net of provision for impairment losses	R$ 59,868	R$ 48,502
Subsidiaries Ipiranga and Ultragaz [member] | PIS and COFINS (State VAT) [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 971,373